Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Mid Cap Portfolio
March 31, 2025
VIPMID-NPRT1-0525
1.799869.121
Common Stocks - 98.7%
	Shares	Value ($)
BELGIUM - 0.7%
Health Care - 0.7%
Pharmaceuticals - 0.7%
UCB SA	288,600	50,788,282
BRAZIL - 0.6%
Materials - 0.6%
Metals & Mining - 0.6%
Wheaton Precious Metals Corp	568,200	44,092,209
CANADA - 3.0%
Consumer Discretionary - 0.5%
Specialty Retail - 0.5%
Aritzia Inc Subordinate Voting Shares (a)	950,500	33,408,353
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
MEG Energy Corp	992,200	17,395,647
Financials - 0.7%
Capital Markets - 0.7%
TMX Group Ltd	1,263,900	46,145,239
Industrials - 1.4%
Commercial Services & Supplies - 1.4%
RB Global Inc (United States) (b)	925,800	92,857,740
Materials - 0.1%
Metals & Mining - 0.1%
Teck Resources Ltd Class B (United States)	384,300	14,000,049
TOTAL CANADA		203,807,028
FRANCE - 0.3%
Health Care - 0.3%
Life Sciences Tools & Services - 0.3%
Sartorius Stedim Biotech	120,000	23,661,006
GERMANY - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
BioNTech SE ADR (a)	132,500	12,065,450
ISRAEL - 0.7%
Information Technology - 0.7%
IT Services - 0.7%
Wix.com Ltd (a)	308,300	50,370,054
JAPAN - 0.3%
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Allegro MicroSystems Inc (a)	738,312	18,553,781
NETHERLANDS - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Argenx SE ADR (a)	22,100	13,080,217
PUERTO RICO - 0.9%
Financials - 0.9%
Banks - 0.9%
Popular Inc	629,227	58,121,698
UNITED KINGDOM - 0.9%
Energy - 0.9%
Energy Equipment & Services - 0.9%
TechnipFMC PLC	1,888,400	59,843,396
UNITED STATES - 90.9%
Communication Services - 2.1%
Entertainment - 1.8%
Liberty Media Corp-Liberty Formula One Class C (a)	400,700	36,067,007
Live Nation Entertainment Inc (a)	470,394	61,424,049
TKO Group Holdings Inc Class A	163,500	24,984,435
		122,475,491
Interactive Media & Services - 0.3%
Pinterest Inc Class A (a)	601,600	18,649,600
TOTAL COMMUNICATION SERVICES		141,125,091

Consumer Discretionary - 12.4%
Diversified Consumer Services - 3.2%
Duolingo Inc Class A (a)(b)	201,000	62,418,540
Grand Canyon Education Inc (a)	382,300	66,145,546
Service Corp International/US (b)	1,107,300	88,805,460
		217,369,546
Hotels, Restaurants & Leisure - 4.5%
Aramark (b)	1,666,358	57,522,678
Brinker International Inc (a)(b)	100,900	15,039,145
Churchill Downs Inc	429,504	47,705,009
Dutch Bros Inc Class A (a)	625,400	38,612,196
Hilton Grand Vacations Inc (a)(b)	1,151,400	43,073,874
Light & Wonder Inc Class A (a)	635,500	55,040,655
Texas Roadhouse Inc	317,100	52,838,373
		309,831,930
Household Durables - 2.2%
Cavco Industries Inc (a)	75,600	39,284,028
NVR Inc (a)	3,558	25,775,540
Somnigroup International Inc (b)	1,130,800	67,712,304
Taylor Morrison Home Corp (a)	268,112	16,097,444
		148,869,316
Specialty Retail - 2.2%
Chewy Inc Class A (a)	929,400	30,214,794
Dick's Sporting Goods Inc	375,736	75,733,348
Williams-Sonoma Inc	260,646	41,208,133
		147,156,275
Textiles, Apparel & Luxury Goods - 0.3%
Deckers Outdoor Corp (a)	222,834	24,915,070
TOTAL CONSUMER DISCRETIONARY		848,142,137

Consumer Staples - 5.4%
Consumer Staples Distribution & Retail - 4.9%
BJ's Wholesale Club Holdings Inc (a)	885,399	101,024,026
Performance Food Group Co (a)	1,095,600	86,147,028
Sprouts Farmers Market Inc (a)	281,600	42,983,424
US Foods Holding Corp (a)	1,551,540	101,563,808
		331,718,286
Food Products - 0.5%
Simply Good Foods Co/The (a)	674,230	23,254,193
Westrock Coffee Co (a)(b)	2,103,642	15,188,295
		38,442,488
TOTAL CONSUMER STAPLES		370,160,774

Energy - 4.5%
Energy Equipment & Services - 1.7%
Baker Hughes Co Class A	992,548	43,622,485
Kodiak Gas Services Inc	416,900	15,550,369
Valaris Ltd (a)(b)	622,061	24,422,115
Weatherford International PLC	618,700	33,131,385
		116,726,354
Oil, Gas & Consumable Fuels - 2.8%
Antero Resources Corp (a)	2,125,625	85,960,275
Ovintiv Inc	1,070,000	45,796,000
Permian Resources Corp Class A	4,400,700	60,949,695
		192,705,970
TOTAL ENERGY		309,432,324

Financials - 19.5%
Banks - 9.3%
Bancorp Inc/The (a)	1,059,622	55,990,426
BOK Financial Corp	344,300	35,858,845
Cadence Bank	1,118,065	33,944,453
Coastal Financial Corp/WA Class A (a)(b)	223,200	20,179,512
East West Bancorp Inc	1,034,817	92,885,175
First Citizens BancShares Inc/NC Class A	29,100	53,954,892
First Interstate BancSystem Inc Class A	577,900	16,556,835
Huntington Bancshares Inc/OH	1,834,900	27,541,849
KeyCorp	4,167,700	66,641,523
Old National Bancorp/IN (b)	3,335,900	70,687,721
Pinnacle Financial Partners Inc	256,100	27,156,844
Western Alliance Bancorp (b)	498,600	38,307,438
Wintrust Financial Corp	765,341	86,070,250
		625,775,763
Capital Markets - 3.0%
Blue Owl Capital Inc Class A (b)	2,275,379	45,598,595
Houlihan Lokey Inc Class A	185,900	30,022,850
Northern Trust Corp	433,755	42,789,931
Raymond James Financial Inc	332,097	46,131,594
Stifel Financial Corp	449,800	42,398,148
		206,941,118
Financial Services - 2.9%
Equitable Holdings Inc	1,916,500	99,830,485
Essent Group Ltd	623,704	36,000,195
PennyMac Financial Services Inc	302,700	30,303,297
Toast Inc Class A (a)	905,300	30,028,801
		196,162,778
Insurance - 4.3%
First American Financial Corp	644,900	42,324,787
Globe Life Inc	256,400	33,773,008
Hartford Insurance Group Inc/The	177,522	21,964,797
Primerica Inc	329,347	93,709,102
Reinsurance Group of America Inc	509,578	100,335,908
		292,107,602
TOTAL FINANCIALS		1,320,987,261

Health Care - 11.4%
Biotechnology - 2.1%
Arcellx Inc (a)	188,800	12,385,280
Avidity Biosciences Inc (a)	329,500	9,726,840
Blueprint Medicines Corp (a)	95,400	8,443,854
Centessa Pharmaceuticals PLC ADR (a)	702,200	10,097,636
Crinetics Pharmaceuticals Inc (a)	389,200	13,053,768
Disc Medicine Inc (a)	167,800	8,329,592
Exact Sciences Corp (a)	735,300	31,831,137
Krystal Biotech Inc (a)	50,884	9,174,385
Legend Biotech Corp ADR (a)	354,200	12,018,006
Revolution Medicines Inc (a)	253,400	8,960,224
SpringWorks Therapeutics Inc (a)	114,100	5,035,233
TG Therapeutics Inc (a)(b)	346,300	13,654,609
United Therapeutics Corp (a)	600	184,962
		142,895,526
Health Care Equipment & Supplies - 3.8%
Cooper Cos Inc/The (a)	264,256	22,289,994
Glaukos Corp (a)	135,700	13,355,594
ICU Medical Inc (a)	83,453	11,588,283
Insulet Corp (a)	113,600	29,832,496
Integer Holdings Corp (a)(b)	289,100	34,116,691
Masimo Corp (a)	398,000	66,306,800
Penumbra Inc (a)	163,800	43,801,758
TransMedics Group Inc (a)(b)	537,400	36,156,272
		257,447,888
Health Care Providers & Services - 3.0%
BrightSpring Health Services Inc (a)	2,256,700	40,823,703
Encompass Health Corp	805,000	81,530,400
GeneDx Holdings Corp Class A (a)	121,000	10,716,365
Tenet Healthcare Corp (a)(b)	528,462	71,078,139
		204,148,607
Health Care Technology - 1.3%
Doximity Inc Class A (a)	966,900	56,109,207
Veeva Systems Inc Class A (a)	133,500	30,922,605
		87,031,812
Life Sciences Tools & Services - 0.6%
Bruker Corp	589,900	24,622,426
Repligen Corp (a)(b)	131,300	16,706,612
		41,329,038
Pharmaceuticals - 0.6%
Elanco Animal Health Inc (a)(b)	4,207,200	44,175,600
TOTAL HEALTH CARE		777,028,471

Industrials - 14.2%
Aerospace & Defense - 0.3%
Axon Enterprise Inc (a)	50,554	26,588,876
Building Products - 1.8%
AZEK Co Inc/The Class A (a)	1,089,900	53,285,211
Carlisle Cos Inc	118,600	40,383,300
Simpson Manufacturing Co Inc	165,200	25,949,616
		119,618,127
Commercial Services & Supplies - 0.7%
ACV Auctions Inc Class A (a)(b)	1,937,457	27,298,769
CECO Environmental Corp (a)(b)	889,100	20,271,480
		47,570,249
Construction & Engineering - 1.5%
Comfort Systems USA Inc	136,200	43,901,346
EMCOR Group Inc	117,600	43,468,488
Quanta Services Inc	55,269	14,048,274
		101,418,108
Electrical Equipment - 2.0%
Acuity Inc	175,323	46,171,312
AMETEK Inc	209,726	36,102,234
nVent Electric PLC	374,000	19,605,080
Regal Rexnord Corp	228,700	26,037,495
Vertiv Holdings Co Class A	135,000	9,747,000
		137,663,121
Ground Transportation - 1.4%
Saia Inc (a)(b)	128,000	44,727,040
XPO Inc (a)(b)	443,300	47,690,214
		92,417,254
Machinery - 4.6%
Allison Transmission Holdings Inc	206,700	19,774,989
Chart Industries Inc (a)(b)	323,200	46,657,152
Crane Co	411,636	63,054,403
Ingersoll Rand Inc	533,400	42,688,002
ITT Inc	677,209	87,468,315
Westinghouse Air Brake Technologies Corp	301,400	54,658,890
		314,301,751
Passenger Airlines - 0.5%
Alaska Air Group Inc (a)	739,300	36,388,346
Professional Services - 0.5%
TransUnion	385,100	31,959,449
Trading Companies & Distributors - 0.9%
Watsco Inc	124,500	63,283,350
TOTAL INDUSTRIALS		971,208,631

Information Technology - 7.4%
Communications Equipment - 1.2%
Digi International Inc (a)(b)	1,616,472	44,986,416
Lumentum Holdings Inc (a)(b)	591,800	36,892,812
		81,879,228
Electronic Equipment, Instruments & Components - 2.7%
Belden Inc	438,600	43,969,650
Coherent Corp (a)(b)	992,000	64,420,480
Flex Ltd (a)	1,374,200	45,458,536
OSI Systems Inc (a)	168,193	32,686,628
		186,535,294
Semiconductors & Semiconductor Equipment - 2.0%
First Solar Inc (a)	133,800	16,916,334
MACOM Technology Solutions Holdings Inc (a)	156,900	15,749,622
MKS Instruments Inc (b)	487,671	39,086,831
ON Semiconductor Corp (a)	380,700	15,490,683
Onto Innovation Inc (a)	234,400	28,442,096
Universal Display Corp (b)	158,600	22,121,528
		137,807,094
Software - 0.5%
Appfolio Inc Class A (a)(b)	147,900	32,523,209
Technology Hardware, Storage & Peripherals - 1.0%
Sandisk Corp/DE (b)	660,733	31,457,498
Western Digital Corp (a)	836,200	33,807,566
		65,265,064
TOTAL INFORMATION TECHNOLOGY		504,009,889

Materials - 4.4%
Chemicals - 1.8%
Axalta Coating Systems Ltd (a)	2,105,000	69,822,850
Element Solutions Inc	2,422,405	54,770,577
		124,593,427
Construction Materials - 0.5%
Martin Marietta Materials Inc	69,837	33,391,165
Containers & Packaging - 2.1%
AptarGroup Inc	578,000	85,763,640
International Paper Co	1,027,000	54,790,450
		140,554,090
TOTAL MATERIALS		298,538,682

Real Estate - 6.8%
Health Care REITs - 1.6%
Omega Healthcare Investors Inc	771,000	29,359,680
Ventas Inc	1,189,037	81,758,184
		111,117,864
Industrial REITs - 1.8%
EastGroup Properties Inc	418,200	73,665,930
Terreno Realty Corp	737,267	46,610,020
		120,275,950
Office REITs - 0.5%
Vornado Realty Trust	875,800	32,395,842
Real Estate Management & Development - 0.5%
Jones Lang LaSalle Inc (a)	125,400	31,087,914
Residential REITs - 0.8%
Invitation Homes Inc	1,016,872	35,437,989
Sun Communities Inc	154,100	19,823,424
		55,261,413
Retail REITs - 1.3%
Acadia Realty Trust	2,419,100	50,680,145
Agree Realty Corp	259,300	20,015,367
Macerich Co/The	1,087,100	18,665,507
		89,361,019
Specialized REITs - 0.3%
Four Corners Property Trust Inc	770,200	22,104,740
TOTAL REAL ESTATE		461,604,742

Utilities - 2.8%
Electric Utilities - 0.2%
PG&E Corp	892,400	15,331,432
Gas Utilities - 0.3%
Southwest Gas Holdings Inc	258,200	18,538,760
Independent Power and Renewable Electricity Producers - 1.2%
AES Corp/The	2,628,038	32,640,232
Vistra Corp	395,600	46,459,264
		79,099,496
Multi-Utilities - 1.1%
CenterPoint Energy Inc	952,100	34,494,583
Northwestern Energy Group Inc	745,089	43,118,300
		77,612,883
TOTAL UTILITIES		190,582,571

TOTAL UNITED STATES		6,192,820,573
TOTAL COMMON STOCKS (Cost $5,587,656,904)		6,727,203,694

Money Market Funds - 4.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.32	21,326,324	21,330,589
Fidelity Securities Lending Cash Central Fund (c)(d)	4.32	304,222,698	304,253,120
TOTAL MONEY MARKET FUNDS (Cost $325,583,709)			325,583,709

TOTAL INVESTMENT IN SECURITIES - 103.4% (Cost $5,913,240,613)	7,052,787,403
NET OTHER ASSETS (LIABILITIES) - (3.4)%	(233,798,276)
NET ASSETS - 100.0%	6,818,989,127

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	22,911,592	465,106,887	466,687,890	501,536	-	-	21,330,589	21,326,324	0.0%
Fidelity Securities Lending Cash Central Fund	199,086,643	566,388,142	461,221,665	55,190	-	-	304,253,120	304,222,698	1.1%
Total	221,998,235	1,031,495,029	927,909,555	556,726	-	-	325,583,709

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.